497(e)
                                                                       333-61380

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUSES FOR:

o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The Portfolios discussed below may not be available in all contracts. As applicable to your contract, please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                           EQ/Mid Cap Index
   -----------------------------------------------------------------------------
   EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
   -----------------------------------------------------------------------------

2. PORTFOLIO OBJECTIVE AND SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Investment Options", replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                     applicable)
------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------




IN-FORCE (AR)                                                           x02260

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.             o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a       o AXA Equitable
                               secondary objective to seek reasonable current income.    o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable     o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.                o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                    o AXA Equitable
                                                                                         o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.          o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
                               moderate risk to capital.                                 o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart in section 1) and the EQ/AllianceBernstein Common Stock. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Acquired     Total Annual    Fee Waivers      Net Total
                                                                    Fund Fees       Expenses        and/or          Annual
                                                                  and Expenses      (Before         Expense        Expenses
                                Management     12b-1    Other      (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                    Fees        Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock  0.35%         0.25%     0.11%           --        0.71%                --        0.71%
  EQ/Large Cap Growth Index          0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index           0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS            0.46%         0.25%     0.16%           --        0.87%                --        0.87%
  EQ/Mid Cap Index                   0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS               0.40%         0.25%     0.19%           --        0.84%                --        0.84%
------------------------------------------------------------------------------------------------------------------------------------

 Accumulator(R) and Income Manager(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R)
       Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Elite(SM) and Accumulator(R) Express(SM) are service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the
                          Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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